Stockholder's Equity	12 Months Ended
Dec. 31, 2011
Stockholder's Equity

Note 7—Stockholder’s Equity:

Common Stock:

The Company issued 4,000,000 shares of common stock to its founder and CEO in September 2010 for $400 at $0.0001 per share. Additionally, the CEO contributed capital totaling $61,983 and $68,514 during the year ended December 31, 2011 and from inception to December 31, 2011, respectively.

In connection with the October 2011 private placement, the Company issued 14,666,733 shares of common stock at $3.75 per share. Additionally, in October 2011, 40,000 shares of common stock were issued through debt conversion at $3.75 per share or $150,000 (see Note 8).

In connection with the November 2011 private placement, the Company issued 1,333,267 shares of common stock at $3.75 per share.

Authorized Shares:

At inception, the Company had 1,200,000 shares of stock authorized for issuance, all of which was common stock, par value $0.0001 per share. On September 15, 2011, the total number of shares of common stock the Company was authorized to issue was increased to 25,000,000. Immediately following the increase in authorized shares, the Company executed a four-to-one forward stock split. The share amounts, including earnings per share, stated in the Company’s financial statements have been adjusted to reflect the four-to-one stock split.

Following the Merger, the Company had 110,000,000 shares of stock authorized for issuance, of which 100,000,000 were common stock, par value $0.0001 per share, and 10,000,000 were preferred stock, par value $0.0001 per share. On October 4, 2011, the Board of Directors of the Company and the stockholders owning 100% of the Company’s issued and outstanding common stock approved an Amended and Restated Certificate of Incorporation (the “Amended Certificate”), which eliminated the Company’s entire authorized class of preferred stock and reduced the total number of shares of capital stock that the Company may issue from 110,000,000 shares to 100,000,000 shares, all of which are designated as common stock, par value $0.0001 per share. The Amended Certificate became effective on November 14, 2011, upon the filing of the Amended Certificate with the Secretary of State of the State of Delaware.

Warrants:

In connection with the October 2011 Securities Purchase Agreement, the Company issued anti-dilutive warrants to 27 investors (see Note 6). The fair value of warrants is estimated at the date of issuance using the Monte Carlo Simulation method. As the Company has no trading history, the Company calculated the expected volatility based on the historical volatilities of nine companies with similar attributes to the Company including industry, stage of life cycle, size and financial leverage. The risk-free rate was based on the U.S. Treasury yield curve covering the term of the warrants.

The fair value of the warrants issued was determined using the Monte Carlo Simulation method with the following assumptions:

2011
Dividend yield	0%
Expected volatility	84.4%
Risk-free interest rate	1.81%
Common stock price on date of issuance	$3.75
Exercise price	$0.01
Warrant term in years	10

Using the above assumptions, the portion of the private placement proceeds attributed to the fair value of the warrants was determined to be $1,758,338 and is recorded within additional paid-in capital.

Following the October 2011 private placement, Mr. Auerbach, the Company’s founder, CEO and President held approximately 21% of the 18,666,733 outstanding shares of the Company’s common stock. Pursuant to the terms of the Securities Purchase Agreement, the Company issued an anti-dilutive warrant to Mr. Auerbach, as the Company’s founder. The warrant was issued to provide Mr. Auerbach, as the founder of the Company, with the right to maintain ownership of at least 20% of the common stock of Puma in the event that the Company raises capital in the future through the sale of its securities.

The warrant has a ten-year term and is exercisable only in the event of the first subsequent financing, excluding certain types of financings set forth in the warrant, that results in gross cash proceeds to the Company of at least $15 million. The warrant has an exercise price equal to the price paid per share in such financing and is exercisable for the number of shares of the Company’s common stock necessary for Mr. Auerbach to maintain ownership of at least 20% of the outstanding shares of Company common stock after such financing. Upon the occurrence of the first subsequent financing of at least $15 million taking place, the warrant may be exercised any time up to the ten–year expiration date of October 4, 2021. The grant date of the warrant will occur on the date of the subsequent financing when the aggregate number of shares exercisable and the price per share will be determined.

The Company determined that the warrant has an implied service requisite period that is prior to its grant date. The Company also determined that a market condition subsequent to the implied service period exists as the exercise or partial exercise of the warrant can only occur if there is a subsequent financing. The Company has recorded the fair market value as determined by the following assumptions using the Monte Carlo Simulation method, as stock-based compensation in its statement of operations:

2011
Dividend yield	0%
Expected volatility	84.4%-85.1%
Risk-free interest rate	1.81%-1.89%
Warrant term in years	10

The fair value was estimated based on projected equity raises ranging from $15 million to $100 million in 2013 using weighted probability factors. The warrant was valued at the time of issuance at approximately $6,900,000 and revalued at December 31, 2011, in accordance with ASC 718. The fair market value of the warrant as of December 31, 2011, using the above assumptions, was approximately $7,600,000 and is included in general and administrative expense in the accompanying statement of operations. The Company will revalue the warrant each reporting period until such time as the grant date of the warrant is determined.

Stock-Based Compensation:

The Company’s 2011 Incentive Award Plan (the “2011 Plan”) was adopted by the Board of Directors on September 15, 2011. Pursuant to the 2011 Plan, the Company may grant incentive stock options and nonqualified stock options, as well as other forms of equity-based compensation. Incentive stock options may be granted only to employees, while consultants, employees, officers and directors are eligible for the grant of nonqualified options under the 2011 Plan. The maximum term of stock options granted under the 2011 Plan is 10 years. The exercise price of incentive stock options granted under the 2011 Plan must be at least equal to the fair market value of such shares on the date of grant. Through December 31, 2011, a total of 3,529,412 shares of the Company’s common stock have been reserved for issuance under the 2011 Plan.

In February 2012, the Company granted, in aggregate, 670,000 stock options to employees hired prior to December 31, 2011. The vesting period for the option grants commenced on each employees’ date of hire. The Company awarded only “plain vanilla options” as determined by the Securities and Exchange Commission Staff Accounting Bulletin 107, “Share Based Payment.”

The fair value of options granted to employees was estimated using the Black-Scholes option-pricing model (see Note 3); with the following weighted-average assumptions used during the year ended December 31:

2011
Dividend yield	0.0%
Expected volatility	86.0%
Risk-free interest rate	1.1%
Expected life in years	5.81

During the year ended December 31, 2011, the Company recognized expense (fair value of the stock option grants) of $67,022 of which $29,498 was recorded as general and administrative expense and $37,524 was recorded as research and development expense.

Activity with respect to options granted under the 2011 Plan is summarized as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	—	$—	—	$—
Granted in the period ended December 31, 2011	670,000	3.75	10.0	—

Outstanding at December 31, 2011	670,000	$3.75	10.0	$—

Unvested at December 31, 2011	670,000	$3.75	10.0	$—

Exercisable at December 31, 2011	—	$—	—	$—

At December 31, 2011, total estimated unrecognized employee compensation cost related to non-vested stock options granted prior to that date was $1,471,433, which is expected to be recognized over a weighted-average period of 1.5 years. The weighted average grant date fair values of options granted during the year ended December 31, 2011 was $2.66 per share.